Allowance for Credit Losses (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 139.0		$ 145.0		$ 167.6
Provision for losses	20.0		41.4		61.0
Charge-offs	(38.7)		(58.9)		(97.8)
Recoveries	7.4		13.9		14.5
Currency translation and other	2.3		(2.4)		(0.3)
Ending Balance	130.0		139.0		145.0
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	11.7		7.5		10.5
Provision for losses	1.8		5.8		0.2
Charge-offs			(1.4)		(2.9)
Recoveries					0.3
Currency translation and other	(1.7)		(0.2)		(0.6)
Ending Balance	11.8		11.7		7.5
Retail | Customer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	106.5		123.4		142.4
Provision for losses	13.1		19.8		53.9
Charge-offs	(32.1)		(47.3)		(88.0)
Recoveries	7.0		12.7		14.0
Currency translation and other	4.7		(2.1)		1.1
Ending Balance	99.2		106.5		123.4
Retail | Dealer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	12.0		10.1		10.7
Provision for losses	1.4		1.9		(0.7)
Currency translation and other					0.1
Ending Balance	13.4		12.0		10.1
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	8.8	[1]	4.0	[1]	4.0	[1]
Provision for losses	3.7	[1]	13.9	[1]	7.6	[1]
Charge-offs	(6.6)	[1]	(10.2)	[1]	(6.9)	[1]
Recoveries	0.4	[1]	1.2	[1]	0.2	[1]
Currency translation and other	(0.7)	[1]	(0.1)	[1]	(0.9)	[1]
Ending Balance	$ 5.6	[1]	$ 8.8	[1]	$ 4.0	[1]

[1]	Operating lease and other trade receivables.